Finance Costs (Tables)	12 Months Ended
Mar. 31, 2025
Finance Costs [Abstract]
Schedule of Finance costs
	2025	2024	2023
	US$	US$	US$

Interest on:
Notes payable	61,644	—	—
Overdraft	5,907	—	—
Lease expense	7,702	4,241	8,464
Total finance costs	75,253	4,241	8,464